Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Jun. 30, 2020
Financial Risk Management Objectives And Policies
Schedule of foreign currency risk

	2020			2019
	USD A$	CAD A$	ILS A$	USD A$	CAD A$	ILS A$
Cash and cash equivalents	2,954,589	107,605	-	4,852,834	22,801	-
Trade receivables	45,591	-	-	157,451	-	-
Trade payables	29,946	1,923	41,771	245,284	-	13,657
Total exposure	3,030,126	109,528	41,771	5,255,569	22,801	13,657

Schedule of exchange rates

	Impact on loss for the period		Impact on other components of equity
	2020 A$	2019 A$	2020 A$	2019 A$
USD/AUD exchange rate - change by 3.3% (2019: 6.9%)*	99,994	362,634	4,035	1,334

*	Holding all other variables constant

Schedule of trade receivables

	Days past due
30 June 2020	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate	0.60%	8.06%	0.00%	23.35%	38.30%	100.00%
Gross carrying amount	2,820	1,055	-	14,476	7,447	23,721	49,519
Loss allowance	17	85	-	3,380	2,852	23,721	30,055

	Days past due
30 June 2019	Current A$	1-30 A$	31-60 A$	61-90 A$	91-120 A$	121+ A$	Total A$
Expected credit loss rate	1.66%	6.19%	18.28%	30.06%	99.78%	91.64%
Gross carrying amount	209,731	83,291	15,385	416	4,307	19,842	332,972
Loss allowance	3,476	5,153	2,813	125	4,297	18,182	34,046

Schedule of contractual undiscounted cash flows
	Less than 6 months	6 - 12 months	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Total contractual cash flows	Carrying amt (assets)/ liabilities
	A$	A$	A$	A$	A$	A$	A$

At 30 June 2020

Trade and other payables	173,663	-	-	-	-	173,663	173,663
Lease liabilities	20,890	21,286	21,286	-	-	63,462	63,462
Total	194,553	21,286	21,286	-	-	237,125	237,125

At 30 June 2019

Trade and other payables	1,091,919	-	-	-	-	1,091,919	1,091,919
Total	1,091,919	-	-	-	-	1,091,919	1,091,919